14. SHAREHOLDERS' EQUITY: Schedule of Share-based payments for options granted (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Share-based payments for options granted

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Expected life	2 - 5 years	5 years	5 years
Volatility	141% - 180%	110% - 143%	142% - 157%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.23% - 0.47%	1.58% - 1.86%	2.03% - 2.24%